UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09141
Eaton Vance Municipal Income Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
November 30
Date of Fiscal Year End
May 31, 2012
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipal Income Trust (EVN) Semiannual Report May 31, 2012

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report May 31, 2012
Eaton Vance
Municipal Income Trust
Table of Contents

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Financial Statements	4
Annual Meeting of Shareholders	22
Board of Trustees’ Contract Approval	23
Officers and Trustees	26
Important Notices	27

Eaton Vance
Municipal Income Trust
May 31, 2012
Portfolio Manager Thomas M. Metzold, CFA
Performance1,2

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years

Fund at NAV	1/29/1999	17.81%	25.49%	2.99%	7.24%
Fund at Market Price	—	18.59	25.27	5.64	7.59
Barclays Capital Long (22+) Municipal Bond Index	—	9.18%	16.60%	5.45%	6.09%

% Premium/Discount to NAV

15.32%

Distributions[3]

Total Distributions per share for the period	$0.487
Distribution Rate at NAV	7.74%
Taxable-Equivalent Distribution Rate at NAV	11.91%
Distribution Rate at Market Price	6.71%
Taxable-Equivalent Distribution Rate at Market Price	10.32%

% Total Leverage[4]

Auction Preferred Shares (APS)	23.32%
Residual Interest Bond (RIB)	22.95
Fund Profile

Credit Quality (% of total investments)5

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.4 Absent such securities, credit quality (% of total investments) is as follows:5

AAA	10.1%	B	6.8%
AA	28.6	CCC	1.8
A	27.9	CC	0.1
BBB	13.0	D	0.4
BB	5.0	Not Rated	6.3

See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance
Municipal Income Trust
May 31, 2012
Endnotes and Additional Disclosures

[1]	Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Performance results reflect the effects of leverage.
[3]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes.
[4]	Fund employs RIB financing and/or APS leverage. The leverage created by RIB investments and APS provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS and Floating Rate Notes. The Fund is required to maintain prescribed asset coverage for its APS, which could be reduced if Fund asset values decline.
[5]	Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.
Fund profile subject to change due to active management.

Eaton Vance
Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Securities — 181.5%

	Principal Amount
Security	(000’s omitted)	Value

Cogeneration — 1.2%

Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$2,950	$2,966,756
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	400	252,000

		$3,218,756

Education — 9.9%

Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$1,000	$1,215,720
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(2)	2,490	2,865,368
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,500	3,009,800
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39(2)	10,500	11,713,800
New York Dormitory Authority, (The New School), 5.75%, 7/1/50	5,000	5,674,800
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,475	1,700,439
Rhode Island Health and Educational Building Corp., (University of Rhode Island), 6.25%, 9/15/34	1,000	1,158,250

		$27,338,177

Electric Utilities — 2.3%

Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,715	$1,753,793
Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33	3,715	559,108
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	2,540	2,948,610
Puerto Rico Electric Power Authority, 5.00%, 7/1/42	1,000	1,012,210

		$6,273,721

General Obligations — 9.5%

California, 5.50%, 3/1/40	$1,475	$1,667,768
California, (AMT), 5.05%, 12/1/36	1,525	1,552,785
Frisco, TX, Independent School District, (PSF Guaranteed), 5.00%, 8/15/37(2)	9,000	10,324,980
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36(2)	3,250	3,720,015
New York, 5.00%, 2/15/34(2)	2,500	2,865,000
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	2,340	2,627,914
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/32	2,980	3,496,881

		$26,255,343

Health Care – Miscellaneous — 1.0%

New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$1,735	$2,015,306
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(3)	158	158,931
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.25%, 12/1/36(3)	418	421,007
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(3)	158	160,096

		$2,755,340

Hospital — 22.1%

California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$2,295	$2,457,325
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(4)	10,000	11,272,900
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	3,255	3,448,803
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	2,510	2,641,373
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,610	1,643,552
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,165	1,205,973
Hawaii Pacific Health Special Purpose Revenue, 5.50%, 7/1/40	1,870	2,002,658
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	3,280	4,181,180
Louisiana Public Facilities Authority, (Touro Infirmary), 5.625%, 8/15/29	2,575	2,576,288
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	1,535	1,780,370
Mecosta County, MI, (Michigan General Hospital), 6.00%, 5/15/18	1,800	1,802,880
Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	3,000	3,091,500
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,465	1,593,583
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,930	3,152,973

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Hospital (continued)

North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(2)	$11,400	$12,802,770
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	2,215	2,353,659
South Lake County, FL, Hospital District, (South Lake Hospital), 6.25%, 4/1/39	1,570	1,720,783
St. Paul, MN, Housing and Redevelopment Authority, (HealthPartners, Inc.), 5.25%, 5/15/36	1,500	1,547,685

		$61,276,255

Housing — 6.3%

Charter Mac Equity Trust, TN, 6.00%, 5/15/19(3)	$4,000	$4,705,440
Fairfax County, VA, Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	1,420	1,452,305
Lake Creek, CO, Affordable Housing Corp., MFMR, 7.00%, 12/1/23	1,395	1,396,186
Nebraska Investment Finance Authority, Single Family Housing, (FHLMC), (FNMA), (GNMA), 5.90%, 9/1/36	1,750	2,003,785
Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	3,055	3,056,803
Texas Student Housing Corp., (University of Northern Texas), 6.75%, 7/1/16	3,325	3,072,067
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	125	91,311
Virginia Housing Development Authority, (AMT), 5.30%, 7/1/35	1,500	1,573,710

		$17,351,607

Industrial Development Revenue — 10.8%

ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,510	$1,337,181
Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19(1)	1,770	1,267,497
Butler County, AL, Industrial Development Authority, (International Paper Co.), (AMT), 7.00%, 9/1/32	1,000	1,124,370
Capital Trust Agency, FL, (Fort Lauderdale Project), (AMT), 5.75%, 1/1/32	1,060	989,786
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), 8.75%, 6/1/29	400	472,432
Clayton County, GA, Development Authority, (Delta Airlines, Inc.), (AMT), 9.00%, 6/1/35	2,240	2,429,683
Denver, CO, City and County, (United Airlines), (AMT), 5.75%, 10/1/32	2,305	2,358,891
Illinois Finance Authority, (Navistar International Corp.), 6.50%, 10/15/40	1,735	1,919,014
Indiana Financing Authority, (Duke Energy Indiana, Inc.), 6.00%, 8/1/39	1,000	1,156,850
Luzerne County, PA, Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	1,600	1,775,520
Maine Finance Authority, Solid Waste Disposal, (Casella Waste Systems, Inc.), (AMT), 6.25% to 2/1/17 (Put Date), 1/1/25	1,660	1,688,984
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29(5)	7,395	7,424,876
Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	4,630	4,221,680
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40(6)	1,665	1,707,790

		$29,874,554

Insured – General Obligations — 0.8%

Arcadia, CA, Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	$10,000	$2,326,600

		$2,326,600

Insured – Hospital — 14.9%

Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(2)	$3,250	$3,457,642
Iowa Finance Authority, Health Facilities, (Iowa Health System), (AGC), 5.625%, 8/15/37	2,625	2,948,059
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/25	15,000	8,119,200
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/26	17,080	8,672,370
Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	8,575	4,066,694
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	2,500	2,567,800
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series I, (AGC), 5.00%, 7/1/38(2)	9,955	10,550,904
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38(2)	750	794,895

		$41,177,564

Insured – Housing — 1.0%

Broward County, FL, Housing Finance Authority, MFMR, (Venice Homes Apartments), (AGM), (AMT), 5.70%, 1/1/32	$1,100	$1,101,089

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Insured – Housing (continued)

California Rural Home Mortgage Finance Authority, (RADIAN), (AMT), 5.50%, 8/1/47	$3,175	$1,693,767

		$2,794,856

Insured – Lease Revenue / Certificates of Participation — 1.3%

Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	$220	$222,517
San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(2)	3,000	3,257,730

		$3,480,247

Insured – Other Revenue — 7.0%

Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$4,210	$1,147,099
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/36	5,000	5,009,950
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/36	10,325	3,371,835
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/37	8,600	2,603,306
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	3,100	3,694,642
New York, NY, Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	3,515	3,518,093

		$19,344,925

Insured – Special Tax Revenue — 10.4%

Metropolitan Pier and Exposition Authority, IL, (AGM), (NPFG), 0.00%, 12/15/38	$50,000	$13,087,000
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	34,950	9,327,106
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	7,310	632,461
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	22,500	3,970,350
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	12,040	1,865,478

		$28,882,395

Insured – Student Loan — 4.7%

Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,980	$3,351,457
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	650	721,104
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	6,785	6,848,236
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	2,040	2,226,619

		$13,147,416

Insured – Transportation — 16.4%

Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/33	$12,425	$3,785,897
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	3,850	4,253,403
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.375%, 1/1/40(1)	5,500	1,167,650
Director of the State of Nevada Department of Business and Industry, (Las Vegas Monorail), (AMBAC), 5.625%, 1/1/32(1)	1,000	212,300
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	2,140	2,254,576
North Carolina Turnpike Authority, (AGC), 0.00%, 1/1/34	15,000	5,579,400
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	9,820	11,050,741
San Joaquin Hills, CA, Transportation Corridor Agency, (NPFG), 0.00%, 1/15/32	10,555	3,302,448
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,500	2,606,475
San Jose, CA, Airport, (AMBAC), (AMT), 5.50%, 3/1/32	8,805	9,353,023
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	5,175	1,374,687
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	2,015	502,803

		$45,443,403

Insured – Water and Sewer — 9.1%

Austin, TX, Water and Wastewater, (AGM), (BHAC), 5.00%, 11/15/33(2)	$3,750	$4,231,538
DeKalb, GA, Water and Sewer, (AGM), 5.00%, 10/1/35(2)	17,985	21,015,472

		$25,247,010

Lease Revenue / Certificates of Participation — 2.8%

Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$2,135	$2,462,381
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	4,400	5,283,212

		$7,745,593

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Other Revenue — 15.2%

Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$785	$882,842
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	880	988,645
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	480	542,122
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	1,955	1,660,753
Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	7,600	5,877,232
Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	2,350	2,298,958
Mohegan Tribe of Indians Gaming Authority, CT, (Public Improvements), 6.25%, 1/1/21(3)	1,500	1,471,665
New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48(2)	2,370	2,608,896
New York Liberty Development Corp., (7 World Trade Center Project), 5.00%, 9/15/32	5,000	5,776,050
New York Liberty Development Corp., (7 World Trade Center Project), 5.00%, 9/15/40	1,000	1,130,890
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	45	44,848
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	265	254,087
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	8,000	8,186,480
Seminole Tribe, FL, 5.25%, 10/1/27(3)	4,000	4,032,040
Seminole Tribe, FL, 5.50%, 10/1/24(3)	2,365	2,473,033
Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	4,180	2,773,012
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(3)	1,415	1,192,477

		$42,194,030

Senior Living / Life Care — 3.1%

Cliff House Trust, PA, (AMT), 6.625%, 6/1/27(1)	$3,210	$1,692,922
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.50%, 1/1/30	535	597,590
Douglas County, NE, Hospital Authority No. 2, (Immanuel Obligated Group), 5.625%, 1/1/40	1,075	1,180,522
Lee County, FL, Industrial Development Authority, (Shell Point Village/Alliance Community), 5.00%, 11/15/29	2,295	2,219,701
Logan County, CO, Industrial Development, (TLC Care Choices, Inc.), 2.75%, 12/1/23(7)	3,115	1,579,087
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	335	349,787
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	985	1,035,008

		$8,654,617

Special Tax Revenue — 5.2%

Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/31	$500	$503,210
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	325	291,561
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	185	186,241
Heritage Harbor South, FL, Community Development District, (Capital Improvements), 6.20%, 5/1/35	270	283,808
Heritage Springs, FL, Community Development District, 5.25%, 5/1/26	190	183,266
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% until 11/1/12), 5/1/38	65	42,710
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% until 11/1/14), 5/1/38	165	69,079
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% until 11/1/12), 5/1/15	100	86,788
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% until 11/1/13), 5/1/18	130	61,056
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	90	0
New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(1)	35	0
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35	1,500	1,778,910
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(2)(4)	5,000	5,929,700
North Springs, FL, Improvement District, (Heron Bay), 7.00%, 5/1/19	430	430,335
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	475	366,196
Southern Hills Plantation I, FL, Community Development District, 0.00%, 5/1/35	205	131,020
Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	278	232,345
Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	600	515,658
University Square, FL, Community Development District, 6.75%, 5/1/20	530	530,472
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,780	2,084,380

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

	Principal Amount
Security	(000’s omitted)	Value

Special Tax Revenue (continued)

Waterlefe, FL, Community Development District, 6.95%, 5/1/31	$625	$625,495

		$14,332,230

Student Loan — 3.0%

New Jersey Higher Education Student Assistance Authority, (AMT), 1.438%, 6/1/36(2)(4)(8)	$8,500	$8,201,650

		$8,201,650

Transportation — 23.5%

Atlanta, GA, Airport Revenue, (AMT), 5.00%, 1/1/37	$500	$536,375
Augusta, GA, (AMT), 5.35%, 1/1/28	1,000	968,930
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	435	487,478
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.375%, 5/15/33	1,000	1,093,530
Memphis-Shelby County, TN, Airport Authority, (AMT), 5.75%, 7/1/24	400	463,332
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	3,715	4,218,717
New York Liberty Development Corp., (1 World Trade Center Port Authority Construction), 5.00%, 12/15/41(2)	7,880	8,773,986
North Texas Tollway Authority, 5.75%, 1/1/38	1,515	1,649,199
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	3,940	4,177,976
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	565	611,511
Pennsylvania Turnpike Commission, 5.50%, 12/1/41	375	416,392
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,500	2,338,875
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	2,175	2,369,053
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/27	2,160	2,342,239
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37(2)	8,500	8,831,755
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/41	1,000	1,082,110
Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(2)	7,290	8,544,682
San Francisco, CA, City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/32	1,415	1,551,463
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	1,885	2,254,931
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	1,725	2,025,616
Triborough Bridge & Tunnel Authority, NY, 5.00%, 11/15/37(2)	9,300	10,376,103

		$65,114,253

Total Tax-Exempt Municipal Securities — 181.5%
(identified cost $465,732,347)		$502,430,542

Taxable Municipal Securities — 2.8%

	Principal Amount
Security	(000’s omitted)	Value

General Obligations — 2.8%

California, 7.95%, 3/1/36(9)	$6,375	$7,631,066

Total Taxable Municipal Securities — 2.8%
(identified cost $7,536,365)		$7,631,066

Total Investments — 184.3%
(identified cost $473,268,712)		$510,061,608

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (43.4)%		$(120,154,015)

Other Assets, Less Liabilities — (40.9)%		$(113,152,156)

Net Assets Applicable to Common Shares — 100.0%		$276,755,437

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- AMBAC Financial Group, Inc.
AMT	- Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	- Berkshire Hathaway Assurance Corp.
CIFG	- CIFG Assurance North America, Inc.
FHLMC	- Federal Home Loan Mortgage Corporation
FNMA	- Federal National Mortgage Association
GNMA	- Government National Mortgage Association
MFMR	- Multi-Family Mortgage Revenue
NPFG	- National Public Finance Guaranty Corp.
PSF	- Permanent School Fund
RADIAN	- Radian Group, Inc.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust

May 31, 2012

Portfolio of Investments (Unaudited) — continued

At May 31, 2012, the concentration of the Trust’s investments in the various states, determined as a percentage of total investments is as follows:

New York	19.7%
California	11.7%
Others, representing less than 10% individually	68.6%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at May 31, 2012, 35.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 11.3% of total investments.

(1)	Defaulted bond.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At May 31, 2012, the aggregate value of these securities is $14,614,689 or 5.3% of the Trust’s net assets.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $7,354,250.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(6)	When-issued security.

(7)	Security is in default and making only partial interest payments.

(8)	Variable rate security. The stated interest rate represents the rate in effect at May 31, 2012.

(9)	Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust

May 31, 2012

Statement of Assets and Liabilities (Unaudited)

Assets	May 31, 2012

Investments, at value (identified cost, $473,268,712)	$510,061,608
Restricted cash*	2,190,000
Interest receivable	6,589,517
Receivable for investments sold	40,964
Deferred debt issuance costs	54,785

Total assets	$518,936,874

Liabilities

Payable for floating rate notes issued	$118,210,000
Payable for when-issued securities	1,665,000
Payable for variation margin on open financial futures contracts	562,500
Due to custodian	1,055,785
Payable to affiliates:
Investment adviser fee	246,063
Administration fee	75,134
Trustees’ fees	2,892
Interest expense and fees payable	114,568
Accrued expenses	95,481

Total liabilities	$122,027,423

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$120,154,014

Net assets applicable to common shares	$276,755,437

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$227,933
Additional paid-in capital	301,208,723
Accumulated net realized loss	(62,462,341)
Accumulated undistributed net investment income	2,925,498
Net unrealized appreciation	34,855,624

Net assets applicable to common shares	$276,755,437

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	4,806

Common Shares Outstanding	22,793,297

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$12.14

*	Represents restricted cash on deposit at broker for open financial futures contracts.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust

May 31, 2012

Statement of Operations (Unaudited)

Six Months Ended
Investment Income	May 31, 2012

Interest	$13,109,487

Total investment income	$13,109,487

Expenses

Investment adviser fee	$1,448,329
Administration fee	434,019
Trustees’ fees and expenses	9,459
Custodian fee	95,774
Transfer and dividend disbursing agent fees	10,858
Legal and accounting services	148,120
Printing and postage	30,899
Interest expense and fees	442,665
Preferred shares service fee	87,388
Miscellaneous	87,280

Total expenses	$2,794,791

Deduct —
Reduction of custodian fee	$305

Total expense reductions	$305

Net expenses	$2,794,486

Net investment income	$10,315,001

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$3,023,024
Financial futures contracts	(4,658,865)

Net realized loss	$(1,635,841)

Change in unrealized appreciation (depreciation) —
Investments	$37,864,566
Financial futures contracts	(2,789,236)

Net change in unrealized appreciation (depreciation)	$35,075,330

Net realized and unrealized gain	$33,439,489

Distributions to preferred shareholders —
From net investment income	$(144,153)

Net increase in net assets from operations	$43,610,337

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust

May 31, 2012

Statements of Changes in Net Assets

	Six Months Ended
	May 31, 2012	Year Ended
Increase (Decrease) in Net Assets	(Unaudited)	November 30, 2011

From operations —
Net investment income	$10,315,001	$22,443,277
Net realized loss from investment transactions, extinguishment of debt and financial futures contracts	(1,635,841)	(26,463,271)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	35,075,330	18,593,304
Distributions to preferred shareholders —
From net investment income	(144,153)	(371,730)

Net increase in net assets from operations	$43,610,337	$14,201,580

Distributions to common shareholders —
From net investment income	$(11,087,684)	$(22,474,297)

Total distributions to common shareholders	$(11,087,684)	$(22,474,297)

Capital share transactions —
Reinvestment of distributions to common shareholders	296,357	1,478,310

Net increase in net assets from capital share transactions	$296,357	$1,478,310

Net increase (decrease) in net assets	$32,819,010	$(6,794,407)

Net Assets Applicable to Common Shares

At beginning of period	$243,936,427	$250,730,834

At end of period	$276,755,437	$243,936,427

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$2,925,498	$3,842,334

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust

May 31, 2012

Statement of Cash Flows (Unaudited)

Six Months Ended
May 31, 2012
Cash Flows From Operating Activities	(Unaudited)

Net increase in net assets from operations	$43,610,337
Distributions to preferred shareholders	144,153

Net increase in net assets from operations excluding distributions to preferred shareholders	$43,754,490
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(67,854,184)
Investments sold	74,307,614
Net amortization/accretion of premium (discount)	(1,910,056)
Amortization of deferred debt issuance costs	3,197
Increase in restricted cash	(2,190,000)
Increase in interest receivable	(118,311)
Decrease in receivable for investments sold	11,385,524
Decrease in receivable for variation margin on open financial futures contracts	1,225,000
Decrease in payable for investments purchased	(6,363,944)
Decrease in payable for when-issued securities	(6,609,675)
Increase in payable for variation margin on open financial futures contracts	562,500
Increase in payable to affiliate for investment adviser fee	18,046
Increase in payable to affiliate for administration fee	7,069
Increase in payable to affiliate for Trustees’ fees	694
Increase in interest expense and fees payable	102,415
Decrease in accrued expenses	(51,295)
Net change in unrealized (appreciation) depreciation from investments	(37,864,566)
Net realized gain from investments	(3,023,024)

Net cash provided by operating activities	$5,381,494

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(10,791,327)
Cash distributions paid to preferred shareholders	(143,054)
Proceeds from secured borrowings	12,285,000
Repayment of secured borrowings	(9,275,000)
Increase in due to custodian	1,055,785

Net cash used in financing activities	$(6,868,596)

Net decrease in cash	$(1,487,102)

Cash at beginning of period	$1,487,102

Cash at end of period	$—

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$296,357
Cash paid for interest and fees	337,053

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust

May 31, 2012

Financial Highlights
Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended November 30,
	May 31, 2012
	(Unaudited)		2011	2010	2009	2008	2007

Net asset value — Beginning of period (Common shares)	$10.710		$11.080	$10.840	$8.110	$14.370	$15.880

Income (Loss) From Operations

Net investment income(1)	$0.453		$0.988	$1.036	$0.981	$1.067	$1.076
Net realized and unrealized gain (loss)	1.470		(0.352)	0.169	2.648	(6.262)	(1.518)
Distributions to preferred shareholders
From net investment income(1)	(0.006)		(0.016)	(0.022)	(0.036)	(0.258)	(0.278)

Total income (loss) from operations	$1.917		$0.620	$1.183	$3.593	$(5.453)	$(0.720)

Less Distributions to Common Shareholders

From net investment income	$(0.487)		$(0.990)	$(0.943)	$(0.863)	$(0.807)	$(0.790)

Total distributions to common shareholders	$(0.487)		$(0.990)	$(0.943)	$(0.863)	$(0.807)	$(0.790)

Net asset value — End of period (Common shares)	$12.140		$10.710	$11.080	$10.840	$8.110	$14.370

Market value — End of period (Common shares)	$14.000		$12.270	$11.980	$11.480	$8.450	$13.300

Total Investment Return on Net Asset Value(2)	17.81	%(3)	5.66%	10.74%	46.43%	(39.72)%	(4.62)%

Total Investment Return on Market Value(2)	18.59	%(3)	11.96%	13.06%	48.84%	(32.13)%	(12.44)%

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust

May 31, 2012

Financial Highlights — continued
Selected data for a common share outstanding during the periods stated

	Six Months Ended		Year Ended November 30,
	May 31, 2012
Ratios/Supplemental Data	(Unaudited)		2011	2010	2009	2008	2007

Net assets applicable to common shares, end of period (000’s omitted)	$276,755		$243,936	$250,731	$243,846	$140,254	$246,974
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.76	%(5)	1.88%	1.73%	2.00%	1.84%	1.71	%(6)
Interest and fee expense(7)	0.33	%(5)	0.39%	0.34%	0.47%	0.73%	1.35%
Total expenses before custodian fee reduction	2.09	%(5)	2.27%	2.07%	2.47%	2.57%	3.06	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.76	%(5)	1.88%	1.73%	2.00%	1.82%	1.70	%(6)
Net investment income	7.70	%(5)	9.46%	9.00%	10.44%	8.45%	7.02%
Portfolio Turnover	14	%(3)	15%	16%	44%	53%	37%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.21	%(5)	1.25%	1.19%	1.26%	1.17%	1.14	%(6)
Interest and fee expense(7)	0.23	%(5)	0.26%	0.23%	0.29%	0.47%	0.90%
Total expenses before custodian fee reduction	1.44	%(5)	1.51%	1.42%	1.55%	1.64%	2.04	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.21	%(5)	1.25%	1.19%	1.26%	1.16%	1.14	%(6)
Net investment income	5.31	%(5)	6.28%	6.15%	6.56%	5.40%	4.69%

Senior Securities:
Total preferred shares outstanding	4,806		4,806	4,806	4,806	4,394	5,240
Asset coverage per preferred share(8)	$82,586		$75,757	$77,172	$75,739	$56,919	$72,138
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.
(3)	Not annualized.
(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.
(5)	Annualized.
(6)	The investment adviser was allocated a portion of the Trust’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended November 30, 2007). Absent this allocation, total return would be lower.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	Calculated by subtracting the Trust’s total liabilities (not including the preferred shares) from the Trust’s total assets, and dividing the result by the number of preferred shares outstanding.
(9)	Plus accumulated and unpaid dividends.

See Notes to Financial Statements.

Eaton Vance
Municipal Income Trust

May 31, 2012

Notes to Financial Statements (Unaudited)

1 Significant Accounting Policies

Eaton Vance Municipal Income Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust seeks to provide current income exempt from regular federal income tax.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that fairly reflects the security’s value, or the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — The Trust’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Trust, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At November 30, 2011, the Trust, for federal income tax purposes, had a capital loss carryforward of $61,868,307 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryforward will expire on November 30, 2012 ($2,812,831), November 30, 2015 ($1,728,781), November 30, 2016 ($11,985,328), November 30, 2017 ($19,113,316), November 30, 2018 ($195,807) and November 30, 2019 ($26,032,244). In addition, such capital loss carryforward cannot be utilized prior to the utilization of new capital losses, if any, created after November 30, 2011.

As of May 31, 2012, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Trust. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Trust maintains with SSBT. All credit balances, if any, used to reduce the Trust’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

E Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust

Eaton Vance
Municipal Income Trust

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

H Floating Rate Notes Issued in Conjunction with Securities Held — The Trust may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Trust may sell a variable or fixed rate bond to a broker for cash. At the same time, the Trust buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Trust, and which may have been, but is not required to be, the bond purchased from the Trust (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Trust gives the Trust the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Trust, thereby terminating the SPV. Should the Trust exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Trust accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rates notes issued approximates its carrying value. Interest expense related to the Trust’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Trust, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At May 31, 2012, the amount of the Trust’s Floating Rate Notes outstanding and the related collateral were $118,210,000 and $168,386,241, respectively. The range of interest rates on the Floating Rate Notes outstanding at May 31, 2012 was 0.17% to 0.53%. For the six months ended May 31, 2012, the Trust’s average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were $115,447,104 and 0.77%, respectively.

The Trust may enter into shortfall and forbearance agreements with the broker by which the Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Trust had no shortfalls as of May 31, 2012.

The Trust may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Trust’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Trust’s investment policies do not allow the Trust to borrow money except as permitted by the 1940 Act. Management believes that the Trust’s restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Trust’s Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Trust’s restrictions apply. Residual interest bonds held by the Trust are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I Financial Futures Contracts — Upon entering into a financial futures contract, the Trust is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Trust each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Trust. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J When-Issued Securities and Delayed Delivery Transactions — The Trust may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Trust maintains security positions for these commitments such that sufficient liquid assets will be available to

Eaton Vance
Municipal Income Trust

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

K Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Trust is the amount included in the Trust’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

L Interim Financial Statements — The interim financial statements relating to May 31, 2012 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Auction Preferred Shares

The Trust issued 2,620 Series A and Series B Auction Preferred Shares (APS) on March 1, 1999 in a public offering. The underwriting discount and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares. The Trust issued 806 Series C APS on May 28, 2009 in connection with the acquisition of Eaton Vance National Municipal Income Trust. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The number of APS issued and outstanding as of May 31, 2012 is as follows:

APS Issued and
Outstanding

Series A	2,000
Series B	2,000
Series C	806

The APS are redeemable at the option of the Trust at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if the Trust is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. The Trust is required to maintain certain asset coverage with respect to the APS as defined in the Trust’s By-Laws and the 1940 Act. The Trust pays an annual fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3 Distributions to Shareholders

The Trust intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, the Trust intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders

Eaton Vance
Municipal Income Trust

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

are recorded daily and are payable at the end of each dividend period. The dividend rates for the APS at May 31, 2012, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	APS Dividend	Dividends	Average APS	Dividend
	Rates at	Accrued to APS	Dividend	Rate
	May 31, 2012	Shareholders	Rates	Ranges (%)

Series A	0.29%	$59,503	0.24%	0.11–0.38
Series B	0.32	60,374	0.24	0.11–0.40
Series C	0.29	24,276	0.24	0.11–0.40

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Trust’s APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rate. The table above reflects such maximum dividend rate for each series as of May 31, 2012.

The Trust distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

4 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.655% (0.670% prior to May 1, 2012) of the Trust’s average weekly gross assets and is payable monthly. Pursuant to a fee reduction agreement between the Trust and EVM that commenced on May 1, 2010, the annual adviser fee rate is reduced by 0.015% every May 1 thereafter for the next nineteen years. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by the Trust, and the amount of any outstanding APS issued by the Trust. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of the Trust’s APS then outstanding and the amount payable by the Trust to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Trust. The administration fee is earned by EVM for administering the business affairs of the Trust and is computed at an annual rate of 0.20% of the Trust’s average weekly gross assets. For the six months ended May 31, 2012, the investment adviser fee and administration fee were $1,448,329 and $434,019, respectively.

Except for Trustees of the Trust who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended May 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

5 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $67,854,184 and $74,307,614, respectively, for the six months ended May 31, 2012.

6 Common Shares of Beneficial Interest

Common shares issued pursuant to the Trust’s dividend reinvestment plan for the six months ended May 31, 2012 and the year ended November 30, 2011 were 24,042 and 133,720, respectively.

Eaton Vance
Municipal Income Trust

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

7 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Trust at May 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$353,790,404

Gross unrealized appreciation	$54,735,414
Gross unrealized depreciation	(16,674,210)

Net unrealized appreciation	$38,061,204

8 Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Trust to make properly authorized payments. When such payments result in an overdraft, the Trust is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on the Trust’s assets to the extent of any overdraft. At May 31, 2012, the Trust had a payment due to SSBT pursuant to the foregoing arrangement of $1,055,785.

9 Financial Instruments

The Trust may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at May 31, 2012 is as follows:

Futures Contracts
					Net
Expiration					Unrealized
Month/Year	Contracts	Position	Aggregate Cost	Value	Depreciation

9/12	900 U.S. 30-Year Treasury Bond	Short	$(132,809,603)	$(134,746,875)	$(1,937,272)

At May 31, 2012, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at May 31, 2012 was as follows:

	Fair Value
	Asset Derivative	Liability Derivative

Futures Contracts	$—	$(1,937,272	)(1)

Total	$—	$(1,937,272)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

Eaton Vance
Municipal Income Trust

May 31, 2012

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended May 31, 2012 was as follows:

	Realized Gain (Loss)		Change in Unrealized
	on Derivatives Recognized		Appreciation (Depreciation) on
Derivative	in Income		Derivatives Recognized in Income

Futures Contracts	$(4,658,865	)(1)	$(2,789,236	)(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amount of futures contracts outstanding during the six months ended May 31, 2012, which is indicative of the volume of this derivative type, was approximately $72,857,000.

10 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2012, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$502,430,542	$—	$502,430,542
Taxable Municipal Securities	—	7,631,066	—	7,631,066

Total Investments	$—	$510,061,608	$—	$510,061,608

Liability Description

Futures Contracts	$(1,937,272)	$—	$—	$(1,937,272)

Total	$(1,937,272)	$—	$—	$(1,937,272)

The Trust held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At May 31, 2012, the value of investments transferred between Level 1 and Level 2, if any, during the six months then ended was not significant.

Eaton Vance
Municipal Income Trust

May 31, 2012

Annual Meeting of Shareholders

The Trust held its Annual Meeting of Shareholders on March 23, 2012. The following action was taken by the shareholders:

Item 1: The election of Benjamin C. Esty, Ronald A. Pearlman and Lynn A. Stout as Class I Trustees of the Trust for a three-year term expiring in 2015, Scott E. Eston as Class II Trustee of the Trust for a one-year term expiring in 2013 and Harriett Tee Taggart as Class III Trustee of the Trust for a two-year term expiring in 2014. Mr. Esty was elected solely by APS shareholders.

Nominee for Trustee	Number of Shares
Elected by APS Shareholders	For	Withheld

Benjamin C. Esty (Class I)	2,292	180

Nominees for Trustee	Number of Shares
Elected by All Shareholders	For	Withheld

Ronald A. Pearlman (Class I)	20,637,987	625,377
Lynn A. Stout (Class I)	20,664,267	599,097
Scott E. Eston (Class II)	20,603,342	660,022
Harriett Tee Taggart (Class III)	20,645,762	617,602

Eaton Vance
Municipal Income Trust

May 31, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;
•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Eaton Vance
Municipal Income Trust

May 31, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Eaton Vance Municipal Income Trust (the “Fund”) with Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

Eaton Vance
Municipal Income Trust

May 31, 2012

Board of Trustees’ Contract Approval — continued

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for the Fund. The Board considered the impact of extraordinary market conditions in recent years on the Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments in higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure the Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with the Fund’s objective of providing current income, and that performance had improved relative to peer funds over recent periods. The Board concluded that the Fund’s performance had been satisfactory on the basis of current income return, and that it was appropriate to continue to monitor the effectiveness of the actions taken by the Adviser to improve Fund performance on the basis of total return, which it noted had improved for periods ended as of December 31, 2011.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the financial resources committed by the Adviser in structuring the Fund at the time of its initial public offering and the waiver of fees provided by the Adviser for the first five years of the Fund’s life. The Board considered that, at the request of the Contract Review Committee, the Adviser had implemented a series of permanent reductions in management fees beginning in May 2010, which include a further fee reduction effective May 1, 2012. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale. The Board also considered the fact that the Fund is not continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to the Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time.

Eaton Vance
Municipal Income Trust

May 31, 2012

Officers and Trustees

Officers of Eaton Vance Municipal Income Trust

Thomas M. Metzold President Payson F. Swaffield Vice President Barbara E. Campbell Treasurer	Maureen A. Gemma Vice President, Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer

Trustees of Eaton Vance Municipal Income Trust

Ralph F. Verni Chairman Scott E. Eston Benjamin C. Esty Thomas E. Faust Jr.* Allen R. Freedman	William H. Park Ronald A. Pearlman Helen Frame Peters Lynn A. Stout Harriett Tee Taggart

*	Interested Trustee

Number of Employees

The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, management investment company and has no employees.

Number of Shareholders

As of May 31, 2012, Trust records indicate that there are 369 registered shareholders and approximately 9,553 shareholders owning the Trust shares in street name, such as through brokers, banks, and financial intermediaries.

If you are a street name shareholder and wish to receive Trust reports directly, which contain important information about the Trust, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

New York Stock Exchange symbol

The New York Stock Exchange symbol is EVN.

Eaton Vance
Municipal Income Trust

May 31, 2012

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. The Fund may redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary. The Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if the Fund determines such purchases are advisable. There can be no assurance that the Fund will take such action or that such purchases would reduce the discount.

Closed-End Fund Information. The Eaton Vance closed-end funds make certain fund performance data and information about portfolio characteristics (such as top holdings and asset allocation) available on the Eaton Vance website after the end of each month. Certain fund performance data for the funds, including total returns, are posted to the website shortly after the end of each month. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Fund Offices
Two International Place
Boston, MA 02110

151-7/12	CE-NASRC

Item 2. Code of Ethics
Not required in this filing.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipal Income Trust

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	July 10, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer

Date:	July 10, 2012

By:	/s/ Thomas M. Metzold Thomas M. Metzold
President

Date:	July 10, 2012